Debentures - Summary of Detailed Information About Debentures Issued (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 BRL (R$) units	Dec. 31, 2019 BRL (R$) units	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Quantity | units	800,000	800,000
Book value	R$ 338,693,000	R$ 835,230,000	R$ 406,538,000
Debenture One [member]
Disclosure of detailed information about borrowings [line items]
Quantity | units	400,000	400,000
Annual rate	108.00%	1080.00%
Issuance date	9/28/2018	9/28/2018
Maturity date	9/28/2020	9/28/2020
Unit value at issuance	R$ 1,000,000	R$ 1,000,000
Unit value at period-end	1,108,560	1,082,010
Book value	R$ 0	R$ 433,262,000
Debenture Two [member]
Disclosure of detailed information about borrowings [line items]
Quantity | units	400,000	400,000
Annual rate	107.50%	1075.00%
Issuance date	5/15/2019	5/15/2019
Maturity date	5/15/2022	5/15/2022
Unit value at issuance	R$ 1,000,000	R$ 1,000,000
Unit value at period-end	1,009,050	1,005,880
Book value	R$ 338,693,000	R$ 401,968,000